Flat Rock Opportunity Fund
Schedule of Investments
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b) (c)
— 99.08% P ri nc i p al Amo u nt F air V alu e
Allegro CLO XIV Ltd., Series 2021-2A, Subordinated Notes, 10.21%,
10/15/2034 $ 22,185,800 $ 8,252,184
ALM Ltd., Series 2020-1A, Subordinated Notes, 0.00%, 10/15/2029 8,000,000 800
AUDAX Interests, Series 2023-8A, 20.41%, 1/20/2038 15,000,000 12,152,316
Audax Senior Debt CLO, LLC, Series 2024-9A, Subordinated Notes,
6.95%, 4/20/2036 19,000,000 13,541,684
Audax Senior Debt CLO, LLC, Series 2025-12A, Subordinated Notes,
16.62%, 4/22/2037 8,500,000 8,350,159
Bain Capital Credit CLO Ltd., Series 2021-3A, Subordinated Notes, 0.00%,
7/24/2034 12,800,000 1,952,000
Bain Capital Credit CLO Ltd., Series 2025-1A, Subordinated Notes,
10.44%, 4/23/2038 10,000,000 5,425,972
Barings Middle Market CLO Ltd., Series 2021-1A, Subordinated Notes,
18.56%, 7/20/2033 3,240,000 2,608,669
Barings Middle Market CLO Ltd., Series 2023-IA, Subordinated Notes,
4.57%, 1/20/2036 17,000,000 14,195,011
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Subordinated
Notes, 12.69%, 1/15/2035 9,246,257 4,686,289
BlackRock Baker CLO Ltd., Series 2021-8A, Class VDN, 0.00%,
1/15/2034 7,347,140 446,706
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 0.00%,
6/15/2034 6,500,000 1,805,070
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Subordinated
Notes, 6.31%, 1/15/2038 11,643,312 3,206,528
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class VDN, 4.80%,
4/20/2035 22,231,779 7,844,567
Brightwood Capital MM CLO Ltd., Series 2023-1A, Subordinated Notes,
15.39%, 10/15/2035 14,945,879 13,196,548
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 0.00%, 10/24/2033 21,500,000 2,150
Churchill Middle Market CLO IV Ltd., Series 2019-1I, Subordinated
Notes, 12.24%, 4/23/2036 7,000,000 4,027,045
FCO XXVII Warehouse, 8.00%, 12/31/2049
(d)
32,480,335 32,480,335
Great Lakes CLO Ltd., Series 2014-1A, Subordinated Notes, 6.12%,
10/15/2029 26,740,000 13,696,594
Guggenheim MM CLO, LLC, Series 2023-6A, Subordinated Notes, 1.90%,
1/25/2036 20,000,000 14,616,909
Ivy Hill Middle Market Credit Fund XX Ltd., Series 20A, Subordinated
Notes, 11.95%, 4/20/2035 26,899,000 20,575,570
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A,
Subordinated Notes, 18.68%, 7/25/2036 20,403,000 18,363,422
Jefferies Credit Partners DL CLO Ltd., Series 2024-2A, Subordinated
Notes, 16.41%, 1/20/2037 35,272,444 31,971,067
Lake Shore MM CLO II Ltd., Series 2019-2A, Subordinated Notes, 7.03%,
10/17/2031 17,300,000 3,516,051

Flat Rock Opportunity Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
—
99.08% - continued P ri nc i p al Amo u nt F air V alu e
Lake Shore MM CLO II Ltd., Series 2019-2X, Subordinated Notes, 7.03%,
10/17/2031 $ 1,700,000 $ 345,508
Lake Shore MM CLO V, LLC, Series 2022-1A, Subordinated Notes,
10.36%, 1/15/2037 22,400,000 12,641,664
LCM 34 Ltd., Series 34A, Income Notes, 0.00%, 10/20/2034 8,696,000 383,580
Maranon Loan Funding Ltd., Series 2021-3A, Subordinated Notes, 20.06%,
10/15/2036 10,000,000 6,863,062
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A,
Subordinated Notes, 9.58%, 10/18/2038 12,000,000 3,234,266
New Mountain CLO Ltd., Series 3A, Subordinated Notes, 12.91%,
10/20/2034 10,000,000 5,097,483
New Mountain CLO Ltd., Series 4A, Subordinated Notes, 5.31%,
4/20/2036 18,604,000 8,494,307
New Mountain CLO Ltd., Series 2A, Subordinated Notes, 5.10%,
1/15/2038 8,250,000 3,585,027
New Mountain CLO Ltd., Series 1A, Subordinated Notes, 13.44%,
1/15/2038 10,520,364 6,410,432
NXT Warehouse, 12.00%, 12/31/2049
(d)
5,947,725 5,947,725
Oaktree CLO Ltd., Series 2022-1A, Subordinated Notes, 8.32%, 5/15/2033 10,333,333 4,556,216
Oaktree CLO Ltd., Series 2019-4A, Subordinated Notes, 9.66%, 7/20/2037 9,000,000 3,701,368
Oaktree CLO Ltd., Series 2019-2A, Subordinated Notes, 10.75%,
10/15/2037 10,880,000 3,015,667
Oaktree CLO Ltd., Series 2019-3A, Subordinated Notes, 12.31%,
1/20/2038 8,981,520 3,726,302
OCP CLO Ltd., Series 2020-20A, Subordinated Notes, 6.60%, 4/18/2037 6,000,000 2,775,083
OCP CLO Ltd., Series 2016-12A, Subordinated Notes, 10.56%, 10/18/2037 15,100,000 5,150,099
Octagon Investment Partners 20-R Ltd., Series 2019-4A, Subordinated
Notes, 2.62%, 8/12/2037 51,980,000 6,548,788
Symphony CLO Ltd., Series 2023-30A, Subordinated Notes, 0.00%,
4/20/2037 9,227,500 2,464,573
Symphony CLO XXIV Ltd., Series 2020-24X, Subordinated Notes, 0.00%,
1/23/2032 5,000,000 998,450
TCP Whitney CLO Ltd., Series 2017-1I, Subordinated Notes, 7.01%,
8/20/2033 11,500,000 3,322,457
TCP Whitney CLO, LLC, Series 2017-1A, Subordinated Notes, 5.01%,
8/20/2033 3,575,763 1,338,291
TCW CLO Ltd., Series 2021-2A, Subordinated Notes, 4.30%, 7/25/2034 8,125,000 2,566,611
TCW CLO Ltd., Series 2021-2A, Income Notes, 5.94%, 7/25/2034 12,243,334 3,852,342
TCW CLO Ltd., Series 2024-2A, Subordinated Notes, 1.11%, 7/17/2037 18,000,000 6,977,307
Voya CLO Ltd., Series 2021-1A, Income Notes, 4.38%, 7/15/2034 6,960,000 2,225,037
Voya CLO Ltd., Series 2022-1A, Subordinated Notes, 4.77%, 4/20/2035 8,000,000 3,114,377
Voya CLO Ltd., Series 2024-2A, Subordinated Notes, 7.02%, 7/20/2037 10,500,000 6,328,630
Woodmont Trust, Series 2022-9A, Subordinated Notes, 14.30%,
10/25/2036 24,084,000 22,841,947
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $470,999,053) 375,420,245

Flat Rock Opportunity Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)( c ) (e)
— 0.13% P ri nc i p al Amo u nt F air V alu e
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class ER, 11.17%,
10/20/2037 (3M US SOFR + 750 bps) $ 500,000 $ 492,756
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $500,000) 492,756
FEEDER FUND INVESTMENT - EQUITY
(a) (c)(f)
— 9.71%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 0.00%, 6/18/2036 19,000,000 17,100,000
New Mountain Guardian IV Feeder III Ltd., Subordinated Notes, 6.50%,
8/28/2037 20,000,000 19,700,000
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $37,276,079) 36,800,000
FEEDER FUND INVESTMENT - DEBT
(a) (c)(e)(g)
— 0.13%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 500,000 497,000
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $495,240) 497,000
SHORT-TERM INVESTMENTS - 0.59% Sh ar e s
MONEY MARKET FUNDS - 0.59%
First American Government Obligations Fund, Class X, 3.58%
(h)
2,252,549 2,252,549
TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,549) 2,252,549
TOTAL INVESTMENTS — 109.64% (Cost $511,522,921) 415,462,550
Liabilities in Excess of Other Assets — (9.64)% (36,520,844)
NET ASSETS — 100.00% $ 378,941,706
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $375,420,245, which represents 99.08% of net assets as of March 31, 2026.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of March 31, 2026, the total fair value of these securities amounts to $413,210,001, which represents 109.05% of net assets.
(d) Positions represent investments in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(e) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Flat Rock Opportunity Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
3M US SOFR – 3 Month US SOFR as of March 31, 2026 was 3.68%.
(f) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses.
The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment. Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. As of March
31, 2026, the total fair value of Feeder Fund Investments — Equity was $36,800,000, representing 9.71%
of net assets.
(g) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of March 31, 2026, the total fair value of Feeder Fund Investments — Debt was
$497,000, representing 0.13% of net assets.
(h) Rate disclosed is the seven day effective yield as of March 31, 2026.
SOFR -Secured Overnight Financing Rate